Cover	Feb. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-37916
Entity Registrant Name	SRAX, INC.
Entity Central Index Key	0001538217
Entity Tax Identification Number	45-2925231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2629 Townsgate Road #215
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	(323)
Local Phone Number	694-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common stock
Trading Symbol	SRAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	not applicable